Operating Lease Commitments	9 Months Ended
Sep. 30, 2013
Commitments and Contingencies Disclosure [Abstract]
Operating Lease Commitments
OPERATING LEASE COMMITMENTS
As of September 30, 2013, Atlas has the following cash obligations related to its operating leases (all amounts in '000s):

Year	2013	2014	2015	2016	2017 & Beyond	Total
Amount	$280	$1,019	$1,029	$770	$281	$3,379